UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC  20549


                          FORM 13F

                     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
September 30, 2002

Check here if Amendment  [      ]     Amendment Number:
This Amendment:          [      ]     is a restatement
                    	 [      ]     adds new holdings
				        entries.

Institutional Investment Manager Filing this report:

Name:          Nevis Capital Management LLC
Address:       1119 Saint Paul St.
               Baltimore, MD  21202


13F File Number:         28-6469


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David R. Wilmerding, III
Title:         Managing Member
Phone:         (410) 385-2645

Signature, Place and Date of Signing:

/s/David R. Wilmerding, III      Baltimore, Maryland
November 12, 2002


Report Type:

[ X  ]    13F HOLDINGS REPORT

[    ]    13F NOTICE

[    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $97,837
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                 FORM 13F INFORMATION TABLE

						Nevis Capital Management LLC
                                                              FORM 13F
                                                         September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American Tower                 COM              029912201     4915  3091406 SH       Sole                  3091406
Armor Holdings                 COM              042260109    10666   711550 SH       Sole                   711550
CSG Systems Intl, Inc.         COM              126349109     3289   301760 SH       Sole                   301760
Clear Channel                  COM              184502102    20157   580060 SH       Sole                   580060
Connetics                      COM              208192104     2831   306050 SH       Sole                   306050
Crown Cork & Seal              COM              228255105     6490  1236263 SH       Sole                  1236263
Ebenx Inc.                     COM              278668108     1086   556800 SH       Sole                   556800
Gene Logic, Inc.               COM              368689105      971   125000 SH       Sole                   125000
Healthsouth Corporation        COM              421924101     3472   836528 SH       Sole                   836528
Parametric Technology Corp.    COM              699173100     3695  2052513 SH       Sole                  2052513
Primus                         COM              74163Q100      225   704000 SH       Sole                   704000
Providian Financial Corp.      COM              74406A102     8122  1657540 SH       Sole                  1657540
Rational Software              COM              75409p202     7119  1648004 SH       Sole                  1648004
SBA Communications             COM              78388J106      886   813053 SH       Sole                   813053
TMP Worldwide                  COM              872941109     2029   225445 SH       Sole                   225445
Vicor Corp.                    COM              925815102     9725  1360154 SH       Sole                  1360154
Vitesse                        COM              928497106        8    11500 SH       Sole                    11500
Web MD                         COM              94769M105     7709  1526599 SH       Sole                  1526599
Wind River                     COM              973149107     4440  1379034 SH       Sole                  1379034
REPORT SUMMARY                 19 DATA RECORDS               97837            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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